SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group is mainly engaged in selling advertising time slots on their network, primarily air travel advertising network, throughout PRC.

The Group chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one operating segment. The Group has internal reporting that does not distinguish between markets or segments.

Geographic information

The Group primarily operates in the PRC and substantially all of the Group's long-lived assets are located in the PRC.

Revenue by service categories

	For the years ended December 31,
	2010	2011	2012

Revenues:
Air Travel Media Network:
Digital frames in airports	$113,196	$126,539	$137,342
Digital TV screens in airports	28,905	21,937	13,731
Digital TV screens on airplanes	27,564	26,734	26,612
Traditional media in airports	48,418	73,535	83,478
Other revenues in air travel	4,063	6,416	7,346
Gas Station Media Network	3,664	12,873	14,217
Other Media	10,650	9,787	10,239

	$236,460	$277,821	$292,965